Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, cost	$ 1,046	$ 1,128
Intangible assets, net	$ 560	650
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	10 years
Intangible Assets, cost	$ 415	438
Intangible Assets, accumulated depreciation	$ (191)	(162)
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	2 years
Intangible Assets, cost	$ 291	348
Intangible Assets, accumulated depreciation	$ (219)	(263)
Patent And License [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	12 years
Intangible Assets, cost	$ 340	342
Intangible Assets, accumulated depreciation	$ (76)	$ (53)